Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2017
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As at August 31,
	2016	2017
	RMB	RMB
Payroll and related benefits	114,976	137,738
Temporary receipt from students	55,019	97,628
Deposits received	16,845	19,947
Others	14,179	17,166
Total	201,019	272,479